Property, plant and equipment - Disclosure of Property Plant and Equipment (Detail) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 1,349.2
Property dispositions		(19.6)
Ending balance		1,494.5		$ 1,349.2
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		8,417.0		11,223.8
Capital expenditures		279.3	[1]	343.1
Property acquisitions		15.0		84.9
Property dispositions				(1.5)
Transfer to assets held for sale				(3,256.0)
Change in decommissioning liability	[2]	9.6		22.7
Ending balance		8,720.9		8,417.0
Accumulated depletion, depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(7,073.2)		(9,287.0)
Depletion and depreciation		178.3		245.3
Impairments				415.3
Impairment reversal		(6.8)
Transfer to assets held for sale				(2,874.4)
Ending balance		(7,244.7)		(7,073.2)
Oil and gas assets/Facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,343.8
Ending balance		1,476.2		1,343.8
Oil and gas assets/Facilities [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		8,237.0		11,044.6
Capital expenditures		277.8	[1]	342.3
Property acquisitions		15.0		84.9
Property dispositions				(1.5)
Transfer to assets held for sale				(3,256.0)
Change in decommissioning liability	[2]	9.6		22.7
Ending balance		8,539.4		8,237.0
Oil and gas assets/Facilities [member] | Accumulated depletion, depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(6,896.1)		(9,110.3)
Depletion and depreciation		177.9		244.9
Impairments				415.3
Impairment reversal		(6.8)
Transfer to assets held for sale				(2,874.4)
Ending balance		(7,067.2)		(6,896.1)
Corporate assets [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		180.0		179.2
Capital expenditures		1.5	[1]	0.8
Ending balance		181.5		180.0
Corporate assets [member] | Accumulated depletion, depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(177.1)		(176.7)
Depletion and depreciation		0.4		0.4
Ending balance		$ (177.5)		$ (177.1)

[1]	Capital expenditures totaled $298.9 million including $19.6 million associated with the disposed Pembina Assets (defined below).
[2]	Includes additions from drilling activity, facility capital spending, disposals from net property dispositions and changes in estimates as outlined in Note 8.